UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09-30-2006
                                              ---------------------------------

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT           11-27-2006
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     105
                                        -------------------

Form 13F Information Table Value Total: $	 140,154
                                        -------------------
                                            (thousands)
List of Other Included Managers: none


                          FORM 13F INFORMATIONAL TABLE

									VALUE		INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)SHRS	DISCRETION	MANAGERS	SOLE	SHARED	NONE
3Com                                 	COM		885535104	2380	539785	SOLE				360735		179050
AES                                  	COM		00130H105       1263	61953	SOLE				28220		33733
Agco                                 	COM		1084102		3366	132780	SOLE				94000		38780
Altria Group                         	COM		02209S103      	750	9794	SOLE				9794
American International Group         	COM		26874107	247	3729	SOLE				2486		1243
Ameron International                 	COM		30710107	3958	59572	SOLE				39470		20102
Anadarko Petroleum                   	COM		32511107	2470	56345	SOLE				34910		21435
Andrea Electronics                   	COM		34393108	3	28200	SOLE				2200		26000
Art Technology Group                 	COM		04289L107       26	10000	SOLE				10000
ATS Automation Tooling Sys.          	COM		1940105		2072	183500	SOLE				126600		56900
Bank of America                      	COM		60505104	482	9006	SOLE				7206		1800
Barrick Gold                         	COM		67901108	1466	47731	SOLE				38571		9160
Bladex                               	COM		P16994132       1401	89675	SOLE				67255		22420
BP Plc ADR                           	SPONSORED ADR	55622104	845	12885	SOLE				4238		8647
Bristol-Myers Squibb                 	COM		110122108	490	19650	SOLE				10797		8853
Calavo Growers                       	COM		128246105	1710	183246	SOLE				125643		57603
Canadian Oil Sands Trust             	COM		13642L100       1171	43808	SOLE				31758		12050
Cemex ADR                            	SPON ADR 5 ORD	151290889	4600	152938	SOLE				107132		45806
ChevronTexaco                        	COM		166764100	1394	21488	SOLE				7648		13840
Chiquita Banana                      	COM		170032809	2418	180740	SOLE				115760		64980
Cisco Systems                        	COM		17275R102       210	9136	SOLE				6836		2300
Cohen & Steers Select Utility        	COM		19248A109       1777	79575	SOLE				57411		22164
Corning                              	COM		219350105	227	9304	SOLE				5310		3994
Deere                                	COM		244199105	2751	32785	SOLE				22495		10290
Devon Energy                         	COM		25179M103       3515	55657	SOLE				35516		20141
Discovery Holdings A                 	CL A COM	25468Y107       149	10275	SOLE				6460		3815
Distributed Energy Systems           	COM		25475V104      	218	67500	SOLE				38300		29200
Dollar General                       	COM		256669102	141	10345	SOLE				1850		8495
Dominion Resources                   	COM		25746U109      	534	6985	SOLE				3300		3685
Dot Hill                             	COM		25848T109       1764	452425	SOLE				313500		138925
Duke Energy                          	COM		264399106	254	8400	SOLE				6800		1600
DuPont                               	COM		263534109	464	10828	SOLE				4449		6379
Eastman Chemical                     	COM		277432100	277	5133	SOLE				3000		2133
Eaton Vance Floating Rate            	COM		278279104	3802	207630	SOLE				139175		68455
Eaton Vance Sr. Floating Rate        	COM		27828Q105       3098	169217	SOLE				126800		42417
Eldorado Gold                        	COM		284902103	61	14000	SOLE						14000
Emerson Electric                     	COM		291011104	438	5226	SOLE				1606		3620
Enesco                               	COM		292973104	19	70200	SOLE				46400		23800
Exxon Mobil                          	COM		30231G102       2758	41099	SOLE				22572		18527
Gabelli Global Utility & Incom       	COM SH BEN INT	36242L105       232	11600	SOLE				9400		2200
General Electric                     	COM		369604103	2863	81097	SOLE				46339		34758
General Mills                        	COM		370334104	949	16760	SOLE				6700		10060
Glencairn Gold Corp                  	COM		377903109	231	428300	SOLE				32000		396300
Green Mountain Coffee                	COM		393122106	2057	55885	SOLE				34335		21550
H&Q Life Sciences                    	SH BEN INT	404053100	361	27175	SOLE				10571		16604
Health Care REIT                     	COM		42217K106       2842	71037	SOLE				52914		18123
Hitachi ADR                          	ADR		433578507	467	8010	SOLE				5110		2900
Hugoton Royalty Trust                	UNIT BEN INT	444717102	3024	114765	SOLE				76785		37980
Hydro Fuser                          	COM		448873109	0	10000	SOLE						10000
Iamgold                              	COM		450913108	1242	146290	SOLE				84165		62125
IDT CORP                             	COM		448947101	816	57725	SOLE				38375		19350
Imperial Oil                         	COM		453038408	473	14100	SOLE				14100
ING Prime Rate Trust                 	COM		44977W106       71	10000	SOLE				10000
Intermagnetics General               	COM		458771102	8973	331713	SOLE				210215		121498
Johnson & Johnson                    	COM		478160104	358	5520	SOLE				4420		1100
Kadant                               	COM		48282T104       1072	43644	SOLE				27150		16494
Kinross Gold                         	COM NO PAR	496902404	2224	177620	SOLE				107170		70450
Koninklijke Ahold                    	SPON ADR NEW	500467303	1334	125925	SOLE				86575		39350
Korea Electric Power                 	COM		Y48406105      	924	23730	SOLE				20120		3610
Ladenburg Thalmann Financial S       	COM		50575Q102       16	15000	SOLE						15000
Layne Christensen                    	COM		521050104	1650	57750	SOLE				37550		20200
Liberty Global Series C              	COM		530555309	1456	58118	SOLE				35859		22259
Liberty Media Hldg  Corp Cap C       	COM		53071M302       843	10089	SOLE				6593		3496
Liberty Media Hldg  Corp Inter       	COM		53071M104       986	48372	SOLE				31386		16986
Lime Energy                          	COM		53261U106       729	583252	SOLE				389662		193590
M.S. Emerging Markets Debt Fun       	COM		61744H105       132	13000	SOLE				13000
Managed Municipal Portfolio          	COM		561662107	175	15907	SOLE				15907
McClatchy                            	CL A		579489105	2623	62170	SOLE				42690		19480
Met-Pro                              	COM		590876306	456	34698	SOLE				23383		11315
MFS Gov't Markets Income             	SH BEN INT	552939100	159	24417	SOLE				22900		1517
MFS Multi Market Income              	SH BEN INT	552737108	249	41802	SOLE				40200		1602
Microsoft                            	COM		594918104	1848	67552	SOLE				43922		23630
Morgan Stanley                       	COM		617446448	203	2790	SOLE				1190		1600
Newell Rubbermaid                    	COM		651229106	1205	42535	SOLE				30235		12300
Newmont Mining                       	COM		651639106	578	13530	SOLE				7430		6100
Northgate Minerals                   	COM		666416102	96	30000	SOLE						30000
Northwest Pipe                       	COM		667746101	1355	45168	SOLE				27051		18117
Nuance Communications                	COM		67020Y100       1933	236609	SOLE				160865		75744
Nuveen Muni Value Fund               	COM		670928100	204	20156	SOLE				20156
Nuveen Quality Income Muni Fd        	COM		670977107	629	42120	SOLE				33550		8570
Nuveen Quality Pfd Income 2          	COM		67072C105       1551	105900	SOLE				75280		30620
Pearson Plc                          	ADR		705015105	1526	107155	SOLE				76555		30600
Pepsico                              	COM		713448108	308	4720	SOLE				1300		3420
Pfizer                               	COM		717081103	3525	124297	SOLE				87982		36315
Plum Creek Timber                    	COM		729251108	1582	46487	SOLE				37075		9412
PNC Financial                        	COM		693475105	1324	18280	SOLE				10105		8175
Procter & Gamble                     	COM		742718109	1723	27798	SOLE				11856		15942
Quaker Fabric                        	COM		747399103	279	249150	SOLE				192050		57100
Rotary Power International           	COM		77866R101       0	57000	SOLE						57000
San Juan Basin Royalty Trust         	UNIT BEN INT	798241105	988	27975	SOLE				16025		11950
Schering Plough                      	COM		806605101	220	9964	SOLE				3100		6864
SFK Pulp Fund                        	COM		784142101	1035	270500	SOLE				159200		111300
Steris                               	COM		859152100	3578	148725	SOLE				98125		50600
Stewart Enterprises                  	CL A		860370105	1556	265490	SOLE				176640		88850
Streetracks Gold TRUST               	GOLD SHS	863307104	470	7896	SOLE				7696		200
SunOpta                              	COM		8676EP108       4304	407185	SOLE				263780		143405
Symantec                             	COM		871503108	2661	125055	SOLE				86925		38130
Templeton Global Income              	COM		880198106	1960	214224	SOLE				152157		62067
Transcanada                          	COM		89353D107       214	6800	SOLE				6800
Ultralife Batteries                  	COM		903899102	2470	237240	SOLE				152390		84850
United Utilities ADR                 	SPONSORED ADR	91311Q105       2104	79463	SOLE				55103		24360
W. P. Carey                          	COM		92930Y107       2312	84025	SOLE				60295		23730
Whiting Petroleum                    	COM		966387102	488	12165	SOLE				8115		4050
Wyeth                                	COM		983024100	344	6758	SOLE				5492		1266
Xcel Energy                          	COM		98389B100       625	30279	SOLE				25950		4329